Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Cash and Cash Equivalents [Abstract]
Cash at banks	$ 42,081	$ 43,008		$ 36,709
Cash on hand	14	7		2
Cash and cash equivalents presented in the consolidated statements of financial position	42,095	43,015		36,711
Bank overdraft				(2,545)
Cash and cash equivalents presented in the consolidated statements of cash flows	$ 42,095	$ 43,015	$ 35,310	$ 34,166	$ 23,174	$ 10,793